UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05078

MFS GOVERNMENT MARKETS INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 29, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Government Markets Income Trust

QUARTERLY REPORT

February 29, 2012

PORTFOLIO OF INVESTMENTS

2/29/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 96.2%
U.S. Bonds - 86.8%
Agency - Other - 13.9%
Financing Corp., 10.7%, 2017	$4,095,000	$6,057,301
Financing Corp., 9.4%, 2018	3,085,000	4,385,830
Financing Corp., 9.8%, 2018	4,350,000	6,367,587
Financing Corp., 10.35%, 2018	6,820,000	10,324,177
Financing Corp., STRIPS, 0%, 2017	5,000,000	4,543,975

		$31,678,870
Asset-Backed & Securitized - 4.1%
Citigroup Commercial Mortgage Trust, FRN, 5.697%, 2049	$1,000,000	$1,150,672
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	1,200,000	1,317,002
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	1,366,646	1,530,660
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	500,000	555,580
CWCapital LLC, 5.223%, 2048	1,000,000	1,105,764
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049	1,000,000	1,104,081
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.986%, 2051	754,902	812,567
Prudential Securities Secured Financing Corp., FRN, 7.317%, 2013 (z)	1,819,000	1,695,326

		$9,271,652
Cable TV - 0.6%
Time Warner Cable, Inc., 8.25%, 2019	$1,000,000	$1,296,942

Chemicals - 0.3%
Dow Chemical Co., 8.55%, 2019	$500,000	$665,074

Computer Software - Systems - 0.3%
International Business Machines Corp., 8%, 2038	$500,000	$793,507

Energy - Integrated - 0.0%
Hess Corp., 8.125%, 2019	$30,000	$39,057

Food & Beverages - 0.9%
Anheuser-Busch InBev S.A., 7.75%, 2019	$750,000	$987,548
Kraft Foods, Inc., 6.125%, 2018	960,000	1,157,366

		$2,144,914
Local Authorities - 2.0%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$580,000	$696,644
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	32,000	46,033
Port Authority NY & NJ (168th Series), 4.926%, 2051	770,000	828,258
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	1,650,000	1,979,324
State of California (Build America Bonds), 7.6%, 2040	420,000	561,859
University of California Rev. (Build America Bonds), 5.77%, 2043	450,000	543,560

		$4,655,678
Major Banks - 0.4%
Bank of America Corp., 7.625%, 2019	$170,000	$192,211
Merrill Lynch & Co., Inc., 6.05%, 2016	750,000	774,407

		$966,618
Mortgage-Backed - 35.2%
Fannie Mae, 4.719%, 2012	$95,654	$95,935
Fannie Mae, 4.541%, 2013	916,452	935,887

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 5%, 2013 - 2040	$3,620,240	$3,860,642
Fannie Mae, 5.06%, 2013	362,127	377,399
Fannie Mae, 5.37%, 2013	962,006	985,984
Fannie Mae, 4.77%, 2014	447,437	476,224
Fannie Mae, 4.842%, 2014	2,560,851	2,716,222
Fannie Mae, 5.1%, 2014	486,441	521,764
Fannie Mae, 4.7%, 2015	442,362	477,651
Fannie Mae, 4.74%, 2015	359,767	389,786
Fannie Mae, 4.78%, 2015	501,681	546,734
Fannie Mae, 4.815%, 2015	530,276	576,104
Fannie Mae, 4.82%, 2015	891,883	961,636
Fannie Mae, 4.85%, 2015	316,200	341,288
Fannie Mae, 4.86%, 2015	144,970	156,130
Fannie Mae, 4.87%, 2015	334,579	362,934
Fannie Mae, 4.89%, 2015	375,166	405,674
Fannie Mae, 5.465%, 2015	830,036	920,244
Fannie Mae, 5.09%, 2016	500,000	556,349
Fannie Mae, 5.423%, 2016	724,685	819,809
Fannie Mae, 5.845%, 2016	279,251	304,844
Fannie Mae, 6.5%, 2016 - 2037	3,084,097	3,505,535
Fannie Mae, 5.05%, 2017	510,871	569,249
Fannie Mae, 5.3%, 2017	560,586	628,615
Fannie Mae, 5.5%, 2017 - 2037	21,134,732	23,086,220
Fannie Mae, 6%, 2017 - 2037	6,178,109	6,830,293
Fannie Mae, 4.88%, 2020	247,654	272,226
Fannie Mae, 4.5%, 2041	1,726,928	1,854,636
Freddie Mac, 5%, 2016 - 2040	8,272,441	8,920,887
Freddie Mac, 6%, 2021 - 2038	3,168,459	3,507,171
Freddie Mac, 2.375%, 2022	1,120,000	1,132,691
Freddie Mac, 4.5%, 2024	678,387	724,004
Freddie Mac, 5.5%, 2024 - 2036	4,579,987	5,013,158
Freddie Mac, 6.5%, 2037	942,730	1,062,233
Ginnie Mae, 5.5%, 2033 - 2038	3,850,964	4,305,868
Ginnie Mae, 5.612%, 2058	986,143	1,058,069
Ginnie Mae, 6.357%, 2058	784,519	838,914

		$80,099,009
Municipals - 0.2%
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 2021	$370,000	$459,018

Natural Gas - Pipeline - 0.5%
Energy Transfer Partners LP, 8.5%, 2014	$17,000	$19,329
Kinder Morgan Energy Partners, 6.85%, 2020	1,000,000	1,194,034

		$1,213,363
Network & Telecom - 0.3%
Verizon Communications, Inc., 8.75%, 2018	$449,000	$618,227

Other Banks & Diversified Financials - 0.5%
Capital One Financial Corp., 8.8%, 2019	$280,000	$342,179
Citigroup, Inc., 8.5%, 2019	94,000	116,625
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	750,000	696,000

		$1,154,804
Pollution Control - 0.5%
Allied Waste North America, Inc., 6.875%, 2017	$1,000,000	$1,048,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Real Estate - 0.4%
Simon Property Group, Inc., REIT, 5.875%, 2017	$750,000	$873,994

Retailers - 0.4%
Staples, Inc., 9.75%, 2014	$750,000	$860,099

Tobacco - 0.9%
Altria Group, Inc., 9.7%, 2018	$500,000	$680,521
Altria Group, Inc., 9.25%, 2019	250,000	341,889
Lorillard Tobacco Co., 8.125%, 2019	796,000	996,466

		$2,018,876
U.S. Government Agencies and Equivalents - 2.1%
Aid-Egypt, 4.45%, 2015	$1,755,000	$1,979,342
Small Business Administration, 6.35%, 2021	393,657	435,808
Small Business Administration, 6.34%, 2021	340,071	376,927
Small Business Administration, 6.44%, 2021	360,482	400,642
Small Business Administration, 6.625%, 2021	422,694	471,621
Small Business Administration, 5.52%, 2024	679,840	757,230
U.S. Department of Housing & Urban Development, 6.36%, 2016	121,000	122,010
U.S. Department of Housing & Urban Development, 6.59%, 2016	171,000	172,096

		$4,715,676
U.S. Treasury Obligations - 23.3%
U.S. Treasury Bonds, 5.25%, 2029	$1,448,000	$1,960,004
U.S. Treasury Bonds, 4.75%, 2037	2,000,000	2,639,062
U.S. Treasury Bonds, 4.375%, 2038	6,580,000	8,251,728
U.S. Treasury Bonds, 4.5%, 2039	2,618,100	3,353,624
U.S. Treasury Notes, 1.375%, 2013	6,961,000	7,032,782
U.S. Treasury Notes, 4%, 2015	4,140,000	4,572,113
U.S. Treasury Notes, 2.625%, 2016	6,999,000	7,552,355
U.S. Treasury Notes, 4.75%, 2017 (f)	3,389,000	4,068,654
U.S. Treasury Notes, 2.625%, 2018	702,000	763,261
U.S. Treasury Notes, 2.75%, 2019	6,894,000	7,527,386
U.S. Treasury Notes, 3.125%, 2019	2,834,000	3,164,337
U.S. Treasury Notes, 3.5%, 2020	1,741,000	1,993,309
U.S. Treasury Notes, 2.625%, 2020	162,000	173,960

		$53,052,575
Total U.S. Bonds		$197,626,703

Foreign Bonds - 9.4%
Brazil - 3.0%
Banco do Brasil (Cayman Branch), 6%, 2020 (n)	$100,000	$111,250
Banco do Brasil S.A., 5.875%, 2022 (n)	693,000	712,058
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	253,000	253,253
BNDES Participacoes S.A., 6.5%, 2019 (n)	475,000	555,750
Brasil Telecom S.A., 5.75%, 2022 (z)	691,000	708,275
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (n)	965,000	1,049,438
Federative Republic of Brazil, 11%, 2040	183,000	243,573
Federative Republic of Brazil, 5.625%, 2041	323,000	379,525
Net Servicos de Comunicacao S.A., 7.5%, 2020	226,000	265,550
Petrobras International Finance Co., 7.875%, 2019	453,000	557,190
Petrobras International Finance Co., 5.375%, 2021	1,377,000	1,480,437
Vale Overseas Ltd., 4.625%, 2020	104,000	111,317
Vale Overseas Ltd., 6.875%, 2039	165,000	203,271
Votorantim Participacoes S.A., 6.75%, 2021 (n)	125,000	136,250

		$6,767,137

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
Canada - 0.9%
Rogers Communications, Inc., 6.8%, 2018	$1,000,000	$1,263,636
Talisman Energy, Inc., 7.75%, 2019	650,000	814,518

		$2,078,154
Chile - 0.4%
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	$209,000	$214,016
Empresa Nacional del Petroleo, 6.25%, 2019	214,000	242,510
Sociedad Quimica y Minera de Chile S.A., 6.125%, 2016	429,000	473,915

		$930,441
China - 0.1%
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	$226,000	$240,328

Colombia - 0.1%
Republic of Colombia, 6.125%, 2041	$104,000	$127,764

Iceland - 0.3%
Republic of Iceland, 4.875%, 2016 (n)	$804,000	$803,476

Italy - 0.1%
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	$200,000	$177,278

Kazakhstan - 0.1%
Development Bank of Kazakhstan, 5.5%, 2015 (n)	$209,000	$219,450

Lithuania - 0.3%
Republic of Lithuania, 6.625%, 2022 (n)	$667,000	$717,025

Luxembourg - 0.0%
ArcelorMittal, 9.85%, 2019	$33,000	$40,027

Malaysia - 0.2%
Petronas Capital Ltd., 7.875%, 2022	$370,000	$506,944

Mexico - 1.1%
Pemex Project Funding Master Trust, 5.75%, 2018	$160,000	$178,400
Petroleos Mexicanos, 6%, 2020	404,000	457,530
Petroleos Mexicanos, 5.5%, 2021	130,000	142,584
Petroleos Mexicanos, 8%, 2019	228,000	285,000
Petroleos Mexicanos, 4.875%, 2022 (n)	261,000	273,267
United Mexican States, 3.625%, 2022	1,164,000	1,187,280

		$2,524,061
Peru - 0.2%
Republic of Peru, 8.75%, 2033	$180,000	$276,930
Southern Copper Corp., 6.75%, 2040	117,000	127,455

		$404,385
Poland - 0.1%
Republic of Poland, 5%, 2022	$136,000	$144,337

Portugal - 0.0%
EDP Finance B.V., 6%, 2018 (n)	$100,000	$85,124

Russia - 1.4%
Gaz Capital S.A., 8.125%, 2014 (n)	$509,000	$564,990

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
Russia - continued
Gaz Capital S.A., 5.999%, 2021 (n)	$796,000	$838,785
LUKOIL International Finance B.V., 6.125%, 2020 (n)	810,000	846,450
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)	447,000	442,530
VTB Capital S.A., 6.465%, 2015 (n)	154,000	162,501
VTB Capital S.A., 6.551%, 2020 (n)	395,000	392,709

		$3,247,965
South Africa - 0.8%
Gold Fields Orogen Holding Ltd., 4.875%, 2020 (n)	$592,000	$563,913
Myriad International Holdings B.V., 6.375%, 2017 (n)	174,000	193,140
Republic of South Africa, 6.25%, 2041	344,000	407,210
Republic of South Africa, 5.5%, 2020	140,000	159,075
Republic of South Africa, 4.665%, 2024	412,000	429,510

		$1,752,848
United Kingdom - 0.3%
Diageo Capital PLC, 5.75%, 2017	$520,000	$628,161
Total Foreign Bonds		$21,394,905
Total Bonds		$219,021,608

Money Market Funds - 3.2%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	7,238,440	$7,238,440
Total Investments		$226,260,048

Other Assets, Less Liabilities - 0.6%		1,427,284
Net Assets - 100.0%		$227,687,332

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,552,981 representing 4.2% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Brasil Telecom S.A., 5.75%, 2022	2/06/12	$691,000	$708,275
Prudential Securities Secured Financing Corp., FRN, 7.317%, 2013	12/06/04	1,849,514	1,695,326
Total Restricted Securities			$2,403,601
% of Net assets			1.1%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 2/29/12

Futures Contracts Outstanding at 2/29/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	47	$6,657,844	June - 2012	$(4,571)

At February 29, 2012, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/29/12 (unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of February 29, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$90,579,812	$—	$90,579,812
Non-U.S. Sovereign Debt	—	14,756,625	—	14,756,625
Municipal Bonds	—	459,018	—	459,018
Corporate Bonds	—	18,349,903	—	18,349,903
Residential Mortgage-Backed Securities	—	78,966,318	—	78,966,318
Commercial Mortgage-Backed Securities	—	9,271,652	—	9,271,652
Foreign Bonds	—	6,638,280	—	6,638,280
Mutual Funds	7,238,440	—	—	7,238,440
Total Investments	$7,238,440	$219,021,608	$—	$226,260,048

Other Financial Instruments
Futures	$(4,571)	$—	$—	$(4,571)

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$206,651,313
Gross unrealized appreciation	$20,316,659
Gross unrealized depreciation	(707,924)
Net unrealized appreciation (depreciation)	$19,608,735

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,474,891	9,347,042	(8,583,493)	7,238,440

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,477	$7,238,440

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT MARKETS INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 13, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 13, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 13, 2012

*	Print name and title of each signing officer under his or her signature.